CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 24,965	$ 8,345
Restricted cash	166
Short-term investments	23,608
Accounts receivable	480	3,633
Prepaid expenses and other current assets	1,059	353
Intangible asset held for sale	590
Total current assets	50,868	12,331
Property and equipment, net	1,049	1,335
Other assets	107	70
Total assets	52,024	13,736
Current liabilities:
Accounts payable	1,790	3,357
Accrued liabilities	2,793	1,061
Deferred revenue	6,457	4,183
Convertible promissory notes and accrued interest		133
Total current liabilities	11,040	8,734
Deferred revenue, net of current portion	7,190	3,410
Other liabilities		15
Total liabilities	18,230	12,159
Commitments and contingencies (Note 13)
Shareholders’ equity:
Ordinary shares: NIS 0.07 par value; 30,000 shares authorized, 10,699 issued, 10,656 outstanding and 43 held in treasury at December 31, 2017; $0.0001 par value, 2,801 issued and outstanding at December 31, 2016	212
Additional paid-in capital	56,674	13,764
Accumulated other comprehensive loss	(3)
Accumulated deficit	(23,089)	(12,187)
Total shareholders’ equity	33,794	1,577
Total liabilities and shareholders’ equity	52,024	13,736
Series Seed Preferred Stock [Member]
Shareholders’ equity:
Preferred stock value	0	0
Series A Preferred Stock
Shareholders’ equity:
Preferred stock value	$ 0	$ 0